ORGANIZATION AND NATURE OF OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2022
ORGANIZATION AND NATURE OF OPERATIONS
Schedule of Subsidiaries

	Date of
	Incorporation	Place of	Percentage
Subsidiaries	/Acquisition	Incorporation	of ownership

JinkoSolar Investment Limited. (“Paker”)	November 10, 2006	Hong Kong	100%

Jinko Solar Co., Ltd. (“Jiangxi Jinko”) (Note 24)	December 13, 2006	PRC	58.6%

Zhejiang Jinko Solar Co., Ltd. (“Zhejiang Jinko”)	June 30, 2009	PRC	58.6%

Jinko Solar Import and Export Co., Ltd. (“Jinko Import and Export”)	December 24, 2009	PRC	58.6%

JinkoSolar GmbH (“Jinko GmbH”)	April 1, 2010	Germany	58.6%

Zhejiang Jinko Trading Co., Ltd. (“Zhejiang Trading”)	June 13, 2010	PRC	58.6%

Xinjiang Jinko Solar Co., Ltd. (“Xinjiang Jinko”)	May 30, 2016	PRC	58.6%

Yuhuan Jinko Solar Co., Ltd. (“Yuhuan Jinko”)	July 29, 2016	PRC	58.6%

JinkoSolar (U.S.) Inc. (“Jinko US”)	August 19, 2010	USA	58.6%

Jiangxi Photovoltaic Materials Co., Ltd. (“Jiangxi Materials”)	December 1, 2010	PRC	58.6%

JinkoSolar (Switzerland) AG (“Jinko Switzerland”)	May 3, 2011	Switzerland	58.6%

JinkoSolar (US) Holdings Inc. (“Jinko US Holding”)	June 7, 2011	USA	58.6%

JinkoSolar Italy S.R.L. (“Jinko Italy”)	July 8, 2011	Italy	58.6%

Jinko Solar Canada Co., Ltd. (“Jinko Canada”)	November 18, 2011	Canada	58.6%

Jinko Solar Australia Holdings Co. Pty Ltd. (“Jinko Australia”)	December 7, 2011	Australia	58.6%

Jinko Solar Japan K.K. (“JinkoSolar Japan”)	May 21, 2012	Japan	58.6%

	Date of
	Incorporation	Place of	Percentage
Subsidiaries	/Acquisition	Incorporation	of ownership

Jinko Solar (Shanghai) Management Co., Ltd.	July 25, 2012	PRC	58.6%

Wide Wealth Group Holding Limited. (“Wide Wealth Hong Kong”)	June 11, 2012	Hong Kong	100%

Canton Best Limited (“Canton Best BVI”)	September 16, 2013	BVI	100%

Jinko Solar Technology Sdn.Bhd.	January 21, 2015	Malaysia	58.6%

JinkoSolar International Development Limited.	August 28, 2015	Hong Kong	100%

JinkoSolar Middle East DMCC (“DMCC”)	November 6, 2016	Emirates	58.6%

JinkoSolar Trading Privated Limited.	February 6, 2017	India	58.6%

JinkoSolar LATAM Holding Limited.	August 22, 2017	Hong Kong	100%

JinkoSolar (U.S.) Industries Inc.	November 16, 2017	USA	58.6%

JinkoSolar Technology (Haining) Co., Ltd. (“Haining Jinko”)*	December 15, 2017	PRC	45.9%

Poyang Ruilixin Information Technology Co., Ltd.	December 19, 2017	PRC	58.6%

Jinko Solar Korea Co., Ltd. (“Jinko Korea”)	December 3, 2018	Korea	58.6%

JinkoSolar (Sichuan) Co., Ltd. (“Jinko Sichuan”)*	February 18, 2019	PRC	38.4%

JinkoSolar (Qinghai) Co., Ltd. (“Jinko Qinghai”)*	April 3, 2019	PRC	32.2%

Rui Xu Co., Ltd. (“Rui Xu”)*	July 24, 2019	PRC	35.2%

JinkoSolar (Yiwu) Co., Ltd. (“Jinko Yiwu”)*	September 19, 2019	PRC	32.2%

Jinko PV Material Supply SDN. BHD	September 23, 2019	Malaysia	58.6%

JinkoSolar (Vietnam) Co., Ltd.	September 26, 2019	Vietnam	58.6%

JinkoSolar (Chuzhou) Co., Ltd. (“Jinko Chuzhou”)*	December 26, 2019	PRC	32.2%

Zhejiang New Materials Co., Ltd. (“Zhejiang New Materials”)	March 24, 2020	PRC	58.6%

JinkoSolar (Shangrao) Co., Ltd. (“Jinko Shangrao”)*	April 17, 2020	PRC	32.2%

Jinko Solar Denmark ApS	May 28, 2020	Denmark	58.6%

JinkoSolar Hong Kong Limited	August 17, 2020	Hong Kong	58.6%

Jinko Solar (Malaysia) SDN BHD	August 28, 2020	Malaysia	58.6%

JinkoSolar (Chuxiong) Co., Ltd. (“Jinko Chuxiong”)	September 25, 2020	PRC	58.6%

Yiwu New Materials Co., Ltd. (“Yiwu Materials”)	October 14, 2020	PRC	58.6%

Jinko Solar (Vietnam) Industries Company Limited.	March 29, 2021	Vietnam	58.6%

JinkoSolar (Leshan) Co., Ltd. (“Jinko Leshan”)	April 25, 2021	PRC	58.6%

JinkoSolar (Anhui) Co., Ltd. (“Jinko Anhui”) *	September 3, 2021	PRC	32.2%

JinkoSolar (Yushan) Co., Ltd. (“Jinko Yushan”) *	September 26, 2021	PRC	46.9%

Fengcheng Jinko PV Materials Co., Ltd	August 11, 2021	PRC	58.6%

JinkoSolar (Feidong) Co., Ltd. (“Jinko Feidong”) *	September 23, 2021	PRC	32.2%

JinkoSolar (Jinchang) Co., Ltd. (“Jinko Jinchang”)	September 24, 2021	PRC	58.6%

JinkoSolar (Poyang) Co., Ltd. (“Jinko Poyang”)	December 1, 2021	PRC	58.6%

Shangrao Changxin Enterprise Management Center LP.	December 16, 2021	PRC	100%

Shangrao Changxin No. 1 Enterprise Management Center LP.	February 17, 2022	PRC	100%

Shangrao Changxin No. 2 Enterprise Management Center LP.	February 17, 2022	PRC	100%

Shangrao Changxin No. 3 Enterprise Management Center LP.	June 15, 2022	PRC	100%

Shangrao Changxin No. 5 Enterprise Management Center LP.	June 15, 2022	PRC	100%

Shangrao Changxin No. 6 Enterprise Management Center LP.	October 25, 2022	PRC	100%

Jiaxing Jinyue Phase I Venture Capital Partnership	April 26, 2022	PRC	78.2%

Shangrao Jinko PV Manufacturing Co., Ltd.	March 28, 2022	PRC	58.6%

Shangrao Guangxin Jinko PV Manufacturing Co., Ltd	March 23, 2022	PRC	58.6%

Jinko Energy Storage Technology Co., Ltd.	December 6, 2022	PRC	58.6%

Jiangxi Jinko Energy Storage Co., Ltd	May 26, 2022	PRC	58.6%

* These entities are subsidiaries of Jiangxi Jinko with non-controlling interest. The percentage of ownership is the economic interest calculated as the multiple of the Company’s ownership in Jiangxi Jinko and Jiangxi Jinko’s ownership in such subsidiary.